Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS)
Prospectus Date	rr_ProspectusDate	Sep. 25, 2012
Document Creation Date	dei_DocumentCreationDate	Sep. 24, 2012